LONG-TERM LOAN (Textual) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Long-term Debt			$ 35,750	$ 22,000	$ 10,000
Debt Instrument, Collateral Amount		¥ 10,108	$ 1,452
Loan Facility Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 55,000
Debt Instrument, Interest Rate, Stated Percentage		3.90%	3.90%
Debt Issuance Costs, Net			$ 4,708
Amendment Facility Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 110,000
Debt Instrument, Term	5 years
Amendment Facility Agreement [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.00%	2.00%
Amendment Facility Agreement [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.50%	3.50%